Submission	Mar. 18, 2026
Submission [Line Items]
Central Index Key	0001071840
Registrant Name	SolarWindow Technologies, Inc.
Registration File Number	333-290798
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES